Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	Leases:
As a lessee, we have a relatively small portfolio of leases with the most significant being our 60% undivided interest in Scherer Unit No. 2 and railcar leases for the transportation of coal. We also have various other leases of minimal value.
We classify our four Scherer Unit No. 2 leases as finance leases and our railcar leases as operating leases. We have made an accounting policy election not to recognize right-of-use assets and lease liabilities that arise from short-term leases, leases having an initial term of 12 months or less, for any class of underlying asset. We recognize lease expense for short-term leases on a straight-line basis over the lease term. Lease expense recognized for our short-term leases during 2024 and 2023 was insignificant.
Finance Leases
Three of our Scherer Unit No. 2 finance leases have lease terms through December 31, 2027, and one lease extends through June 30, 2031. At the end of the leases, we can elect at our sole discretion to:
•Renew the leases for a period of not less than one year and not more than five years at fair market value,
•Purchase the undivided interest at fair market value, or
•Redeliver the undivided interest to the lessors.
For rate-making purposes, we include the actual lease payments for our finance leases in our cost of service. The difference between lease payments and the aggregate of the amortization on the right-of-use asset and the interest on the finance lease obligation is recognized as a regulatory asset. Finance lease amortization is recorded in depreciation and amortization expense.
Operating Leases
Our railcar operating leases have terms that extend through November 30, 2028. At the end of the railcar operating leases, we can renew at terms mutually agreeable by us and the lessors, purchase the assets or return the assets to the lessors. We have additional operating leases including one for office equipment that has a term extending through November 30, 2029 and one for real property at one of our electric generating facilities that has a term extending through February 2042 with one renewal option for a 20-year term.
The exercise of renewal options for our finance and operating leases is at our sole discretion.
As all of our operating leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the time new lease agreements are entered into or reassessed to determine the present value of lease payments.
We combine lease and nonlease components for all lease agreements.

Classification	2024	2023
	(dollars in thousands)
Right-of-use assets - Finance leases
Right-of-use assets	$302,732	$302,732
Less: Accumulated provision for depreciation	(283,417)	(278,586)
Total finance lease assets	$19,315	$24,146

Lease liabilities - Finance leases
Obligations under finance leases	$33,173	$43,586
Long-term debt and finance leases due within one year	10,413	9,351
Total finance lease liabilities	$43,586	$52,937

Classification	2024	2023
	(dollars in thousands)
Right-of-use assets - Operating leases
Electric plant in service, net	$7,723	$6,587
Total operating lease assets	$7,723	$6,587

Lease liabilities - Operating leases
Capitalization - Other	$5,715	$5,152
Other current liabilities	1,954	1,529
Total operating lease liabilities	$7,669	$6,681

		2024	2023
		(dollars in thousands)
Lease Cost	Classification
Finance lease cost:
Amortization of leased assets	Depreciation and amortization	$9,351	$8,398
Interest on lease liabilities	Interest expense	$5,598	$6,551

Operating lease cost	Inventory(1) & production expense	$2,287	$1,441
Total lease cost		$17,236	$16,390
__________________
(1)The majority of our operating lease costs relate to our railcar leases and such costs are added to the cost of our fossil-fuel inventories and are recognized in fuel expense as the inventories are consumed.

	December 31, 2024	December 31, 2023
Lease Term and Discount Rate

Weighted-average remaining lease term (in years):
Finance leases	4.37	5.26
Operating leases	5.01	5.77

Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	6.34%	6.37%

	2024	2023
	(dollars in thousands)
Other Information:
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$5,598	$6,551
Operating cash flows from operating leases	$2,381	$1,410
Financing cash flows from finance leases	$9,351	$8,398

Right-of-use assets obtained in exchange for new operating lease liabilities	$2,951	$4,503
Maturity analysis of our finance and operating lease liabilities as of December 31, 2024 is as follows:

	(dollars in thousands)
Year Ending December 31,	Finance Leases	Operating Leases	Total
2025	$14,949	$2,388	$17,337
2026	14,949	2,096	17,045
2027	14,949	1,819	16,768
2028	3,052	1,709	4,761
2029	3,052	263	3,315
Thereafter	4,579	723	5,302
Total lease payments	$55,530	$8,998	$64,528
Less: imputed interest	(11,944)	(1,329)	(13,273)
Present value of lease liabilities	$43,586	$7,669	$51,255
As a lessor, we primarily lease office space to several tenants within our headquarters building. Several of these tenants are related parties. We account for all of these lease agreements as operating leases.
Lease income recognized during 2024 and 2023 was as follows:

	2024	2023
	(dollars in thousands)
Lease income	$5,561	$6,776

Leases	Leases:
As a lessee, we have a relatively small portfolio of leases with the most significant being our 60% undivided interest in Scherer Unit No. 2 and railcar leases for the transportation of coal. We also have various other leases of minimal value.
We classify our four Scherer Unit No. 2 leases as finance leases and our railcar leases as operating leases. We have made an accounting policy election not to recognize right-of-use assets and lease liabilities that arise from short-term leases, leases having an initial term of 12 months or less, for any class of underlying asset. We recognize lease expense for short-term leases on a straight-line basis over the lease term. Lease expense recognized for our short-term leases during 2024 and 2023 was insignificant.
Finance Leases
Three of our Scherer Unit No. 2 finance leases have lease terms through December 31, 2027, and one lease extends through June 30, 2031. At the end of the leases, we can elect at our sole discretion to:
•Renew the leases for a period of not less than one year and not more than five years at fair market value,
•Purchase the undivided interest at fair market value, or
•Redeliver the undivided interest to the lessors.
For rate-making purposes, we include the actual lease payments for our finance leases in our cost of service. The difference between lease payments and the aggregate of the amortization on the right-of-use asset and the interest on the finance lease obligation is recognized as a regulatory asset. Finance lease amortization is recorded in depreciation and amortization expense.
Operating Leases
Our railcar operating leases have terms that extend through November 30, 2028. At the end of the railcar operating leases, we can renew at terms mutually agreeable by us and the lessors, purchase the assets or return the assets to the lessors. We have additional operating leases including one for office equipment that has a term extending through November 30, 2029 and one for real property at one of our electric generating facilities that has a term extending through February 2042 with one renewal option for a 20-year term.
The exercise of renewal options for our finance and operating leases is at our sole discretion.
As all of our operating leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the time new lease agreements are entered into or reassessed to determine the present value of lease payments.
We combine lease and nonlease components for all lease agreements.

Classification	2024	2023
	(dollars in thousands)
Right-of-use assets - Finance leases
Right-of-use assets	$302,732	$302,732
Less: Accumulated provision for depreciation	(283,417)	(278,586)
Total finance lease assets	$19,315	$24,146

Lease liabilities - Finance leases
Obligations under finance leases	$33,173	$43,586
Long-term debt and finance leases due within one year	10,413	9,351
Total finance lease liabilities	$43,586	$52,937

Classification	2024	2023
	(dollars in thousands)
Right-of-use assets - Operating leases
Electric plant in service, net	$7,723	$6,587
Total operating lease assets	$7,723	$6,587

Lease liabilities - Operating leases
Capitalization - Other	$5,715	$5,152
Other current liabilities	1,954	1,529
Total operating lease liabilities	$7,669	$6,681

		2024	2023
		(dollars in thousands)
Lease Cost	Classification
Finance lease cost:
Amortization of leased assets	Depreciation and amortization	$9,351	$8,398
Interest on lease liabilities	Interest expense	$5,598	$6,551

Operating lease cost	Inventory(1) & production expense	$2,287	$1,441
Total lease cost		$17,236	$16,390
__________________
(1)The majority of our operating lease costs relate to our railcar leases and such costs are added to the cost of our fossil-fuel inventories and are recognized in fuel expense as the inventories are consumed.

	December 31, 2024	December 31, 2023
Lease Term and Discount Rate

Weighted-average remaining lease term (in years):
Finance leases	4.37	5.26
Operating leases	5.01	5.77

Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	6.34%	6.37%

	2024	2023
	(dollars in thousands)
Other Information:
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$5,598	$6,551
Operating cash flows from operating leases	$2,381	$1,410
Financing cash flows from finance leases	$9,351	$8,398

Right-of-use assets obtained in exchange for new operating lease liabilities	$2,951	$4,503
Maturity analysis of our finance and operating lease liabilities as of December 31, 2024 is as follows:

	(dollars in thousands)
Year Ending December 31,	Finance Leases	Operating Leases	Total
2025	$14,949	$2,388	$17,337
2026	14,949	2,096	17,045
2027	14,949	1,819	16,768
2028	3,052	1,709	4,761
2029	3,052	263	3,315
Thereafter	4,579	723	5,302
Total lease payments	$55,530	$8,998	$64,528
Less: imputed interest	(11,944)	(1,329)	(13,273)
Present value of lease liabilities	$43,586	$7,669	$51,255
As a lessor, we primarily lease office space to several tenants within our headquarters building. Several of these tenants are related parties. We account for all of these lease agreements as operating leases.
Lease income recognized during 2024 and 2023 was as follows:

	2024	2023
	(dollars in thousands)
Lease income	$5,561	$6,776

Leases	Leases:
As a lessee, we have a relatively small portfolio of leases with the most significant being our 60% undivided interest in Scherer Unit No. 2 and railcar leases for the transportation of coal. We also have various other leases of minimal value.
We classify our four Scherer Unit No. 2 leases as finance leases and our railcar leases as operating leases. We have made an accounting policy election not to recognize right-of-use assets and lease liabilities that arise from short-term leases, leases having an initial term of 12 months or less, for any class of underlying asset. We recognize lease expense for short-term leases on a straight-line basis over the lease term. Lease expense recognized for our short-term leases during 2024 and 2023 was insignificant.
Finance Leases
Three of our Scherer Unit No. 2 finance leases have lease terms through December 31, 2027, and one lease extends through June 30, 2031. At the end of the leases, we can elect at our sole discretion to:
•Renew the leases for a period of not less than one year and not more than five years at fair market value,
•Purchase the undivided interest at fair market value, or
•Redeliver the undivided interest to the lessors.
For rate-making purposes, we include the actual lease payments for our finance leases in our cost of service. The difference between lease payments and the aggregate of the amortization on the right-of-use asset and the interest on the finance lease obligation is recognized as a regulatory asset. Finance lease amortization is recorded in depreciation and amortization expense.
Operating Leases
Our railcar operating leases have terms that extend through November 30, 2028. At the end of the railcar operating leases, we can renew at terms mutually agreeable by us and the lessors, purchase the assets or return the assets to the lessors. We have additional operating leases including one for office equipment that has a term extending through November 30, 2029 and one for real property at one of our electric generating facilities that has a term extending through February 2042 with one renewal option for a 20-year term.
The exercise of renewal options for our finance and operating leases is at our sole discretion.
As all of our operating leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the time new lease agreements are entered into or reassessed to determine the present value of lease payments.
We combine lease and nonlease components for all lease agreements.

Classification	2024	2023
	(dollars in thousands)
Right-of-use assets - Finance leases
Right-of-use assets	$302,732	$302,732
Less: Accumulated provision for depreciation	(283,417)	(278,586)
Total finance lease assets	$19,315	$24,146

Lease liabilities - Finance leases
Obligations under finance leases	$33,173	$43,586
Long-term debt and finance leases due within one year	10,413	9,351
Total finance lease liabilities	$43,586	$52,937

Classification	2024	2023
	(dollars in thousands)
Right-of-use assets - Operating leases
Electric plant in service, net	$7,723	$6,587
Total operating lease assets	$7,723	$6,587

Lease liabilities - Operating leases
Capitalization - Other	$5,715	$5,152
Other current liabilities	1,954	1,529
Total operating lease liabilities	$7,669	$6,681

		2024	2023
		(dollars in thousands)
Lease Cost	Classification
Finance lease cost:
Amortization of leased assets	Depreciation and amortization	$9,351	$8,398
Interest on lease liabilities	Interest expense	$5,598	$6,551

Operating lease cost	Inventory(1) & production expense	$2,287	$1,441
Total lease cost		$17,236	$16,390
__________________
(1)The majority of our operating lease costs relate to our railcar leases and such costs are added to the cost of our fossil-fuel inventories and are recognized in fuel expense as the inventories are consumed.

	December 31, 2024	December 31, 2023
Lease Term and Discount Rate

Weighted-average remaining lease term (in years):
Finance leases	4.37	5.26
Operating leases	5.01	5.77

Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	6.34%	6.37%

	2024	2023
	(dollars in thousands)
Other Information:
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$5,598	$6,551
Operating cash flows from operating leases	$2,381	$1,410
Financing cash flows from finance leases	$9,351	$8,398

Right-of-use assets obtained in exchange for new operating lease liabilities	$2,951	$4,503
Maturity analysis of our finance and operating lease liabilities as of December 31, 2024 is as follows:

	(dollars in thousands)
Year Ending December 31,	Finance Leases	Operating Leases	Total
2025	$14,949	$2,388	$17,337
2026	14,949	2,096	17,045
2027	14,949	1,819	16,768
2028	3,052	1,709	4,761
2029	3,052	263	3,315
Thereafter	4,579	723	5,302
Total lease payments	$55,530	$8,998	$64,528
Less: imputed interest	(11,944)	(1,329)	(13,273)
Present value of lease liabilities	$43,586	$7,669	$51,255
As a lessor, we primarily lease office space to several tenants within our headquarters building. Several of these tenants are related parties. We account for all of these lease agreements as operating leases.
Lease income recognized during 2024 and 2023 was as follows:

	2024	2023
	(dollars in thousands)
Lease income	$5,561	$6,776